Operating segments	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [Abstract]
Operating Segments

5. OPERATING SEGMENTS

In evaluating the results of the Group and allocating resources, the Group’s Chief Operation Decision Maker (“CODM”) utilizes the information per type of customers. This financial information of the segments is regularly reviewed by the CODM to make decisions about resources to be allocated to each segment and evaluate its performance.

(1) Segment by type of customers

The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.

•	Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.

•	Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.

•	Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.

•	Capital market: Fund management, investment in securities and derivatives, etc.

•	Credit card: Credit card, cash service and card loan, etc.

•	Headquarter and others: Segments that do not belong to above operating segments

The details of operating income by each segment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Cards	Headquarter and Others	Sub-total	Adjust- ments(*)	Total
Net Interest income
Interest income	2,979,811	3,026,148	153,160	19,575	556,682	1,492,147	8,227,523	284,789	8,512,312
Interest expense	(1,023,290)	(1,780,990)	(225)	(324)	(128,586)	(863,523)	(3,796,938)	304,170	(3,492,768)
Inter-segment	(472,288)	495,982	(138,322)	29,575	—	85,053	—	—	—

	1,484,233	1,741,140	14,613	48,826	428,096	713,677	4,430,585	588,959	5,019,544

Net non-interest income (expense)
Non-interest income	923,810	535,514	605,026	7,590,087	986,148	4,563,280	15,203,865	(13,039,498)	2,164,367
Non-interest expense	(405,912)	(32,873)	(444,141)	(7,586,054)	(906,434)	(4,173,415)	(13,548,829)	12,251,676	(1,297,153)
Inter-segment	39,512	47,553	—	—	—	(87,065)	—	—	—

	557,410	550,194	160,885	4,033	79,714	302,800	1,655,036	(787,822)	867,214

Other income(expense)
General and administrative expense	(1,788,672)	(966,878)	(14,983)	(17,964)	(148,001)	(793,978)	(3,730,476)	252,000	(3,478,476)
Reversal of allowance for credit loss and impairment losses due to credit loss	(86,907)	(509,312)	(95,880)	(34,031)	(216,136)	219,372	(722,894)	(111,182)	(834,076)

	(1,875,579)	(1,476,190)	(110,863)	(51,995)	(364,137)	(574,606)	(4,453,370)	140,818	(4,312,552)

Operating income	166,064	815,144	64,635	864	143,673	441,871	1,632,251	(58,045)	1,574,206
Non-operating income (expense)	(35,081)	(1,619)	46,559	(5,288)	(1,504)	55,291	58,358	(79,175)	(20,817)
Net income before income tax expense	130,983	813,525	111,194	(4,424)	142,169	497,162	1,690,609	(137,220)	1,553,389
Income tax expense	(31,698)	(203,983)	(26,909)	1,071	(32,774)	16,476	(277,817)	1,961	(275,856)

Net income(expense)	99,285	609,542	84,285	(3,353)	109,395	513,638	1,412,792	(135,259)	1,277,533

	For the year ended December 31, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Sub-total	Adjust- ments(*)	Total
Net Interest income
Interest income	3,149,625	2,964,813	148,500	18,834	599,550	1,360,734	8,242,056	308,631	8,550,687
Interest expense	(955,836)	(1,681,652)	(243)	—	(135,947)	(834,662)	(3,608,340)	278,303	(3,330,037)
Inter-segment	(490,850)	512,216	(136,133)	18,049	—	96,718	—	—	—

	1,702,939	1,795,377	12,124	36,883	463,603	622,790	4,633,716	586,934	5,220,650

Net non-interest Income (expense)
Non-interest income	802,387	680,778	366,523	9,548,399	1,163,575	2,683,407	15,245,069	(12,858,172)	2,386,897
Non-interest expense	(253,961)	(170,268)	(214,355)	(9,478,728)	(1,090,038)	(2,132,053)	(13,339,403)	12,204,532	(1,134,871)
Inter-segment	101,524	60,826	—	—	—	(162,350)	—	—	—

	649,950	571,336	152,168	69,671	73,537	389,004	1,905,666	(653,640)	1,252,026

Other income (expense)
General and administrative expense	(1,808,974)	(832,429)	(12,881)	(16,567)	(163,536)	(954,238)	(3,788,625)	257,824	(3,530,801)
Reversal of allowance for credit loss and impairment losses due to credit loss	(97,587)	(316,859)	(50,954)	31,229	(235,116)	14,832	(654,455)	(130,678)	(785,133)

	(1,906,561)	(1,149,288)	(63,835)	14,662	(398,652)	(939,406)	(4,443,080)	127,146	(4,315,934)

Operating income	446,328	1,217,425	100,457	121,216	138,488	72,388	2,096,302	60,440	2,156,742
Non-operating income (expense)	(98,510)	(3,153)	39,350	—	(5,219)	(112,734)	(180,266)	(26,970)	(207,236)

Net income before income tax expense	347,818	1,214,272	139,807	121,216	133,269	(40,346)	1,916,036	33,470	1,949,506
Income tax expense	(84,172)	(296,634)	(33,834)	(29,335)	(32,055)	63,396	(412,634)	(6,784)	(419,418)

Net income(expense)	263,646	917,638	105,973	91,881	101,214	23,050	1,503,402	26,686	1,530,088

	For the year ended December 31, 2018
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Sub-total	Adjust- ments(*)	Total
Net Interest income (expense)
Interest income	3,529,645	3,409,835	152,273	8,945	670,240	1,605,696	9,376,634	307,865	9,684,499
Interest expense	(1,021,639)	(2,168,000)	(150)	—	(160,642)	(983,547)	(4,333,978)	300,430	(4,033,548)
Inter-segment	(634,110)	833,224	(163,962)	25,963	—	(61,115)	—	—	—

	1,873,896	2,075,059	(11,839)	34,908	509,598	561,034	5,042,656	608,295	5,650,951

Net non-interest Income (expense)
Non-interest income	678,360	721,096	230,357	7,020,740	665,534	1,214,380	10,530,467	(8,463,129)	2,067,338
Non-interest expense	(143,704)	(290,347)	(53,671)	(6,964,671)	(620,687)	(550,919)	(8,623,999)	7,618,618	(1,005,381)
Inter-segment	132,690	70,016	—	—	—	(202,706)	—	—	—

	667,346	500,765	176,686	56,069	44,847	460,755	1,906,468	(844,511)	1,061,957

Other income (expense)
General and administrative expense	(1,865,933)	(868,608)	(14,318)	(18,452)	(170,765)	(967,923)	(3,905,999)	281,966	(3,624,033)
Reversal of allowance for credit loss and impairment losses due to credit loss	(127,220)	(61,064)	62,454	(16,861)	(227,144)	102,574	(267,261)	(62,313)	(329,574)

	(1,993,153)	(929,672)	48,136	(35,313)	(397,909)	(865,349)	(4,173,260)	219,653	(3,953,607)

Operating income (expenses)	548,089	1,646,152	212,983	55,664	156,536	156,440	2,775,864	(16,563)	2,759,301
Non-operating income(expenses)	(20,208)	899	32,738	—	(5,547)	56,829	64,711	(19,140)	45,571

Net income (expense) before income tax expense	527,881	1,647,051	245,721	55,664	150,989	213,269	2,840,575	(35,703)	2,804,872
Income tax expense	(145,167)	(445,619)	(67,573)	(15,308)	(36,222)	(41,088)	(750,977)	(2,246)	(753,223)

Net income (expense)	382,714	1,201,432	178,148	40,356	114,767	172,181	2,089,598	(37,949)	2,051,649

(*)	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.

(2) Information on products and services

The products of the Group are classified as interest-bearing products such as loans, deposits and debt securities and non-interest bearing products such as loan commitment, credit commitment, equity securities, and credit card service. This classification of products has been reflected in the segment information presenting interest income and non-interest income.

(3) Information on geographical areas

Of the Group’s revenue (interest income and non-interest income) from services, revenue from the domestic customers for the years ended December 31, 2016, 2017 and 2018 amounted to 22,265,508 million Won, 9,817,327 million Won and 10,440,668 million Won, respectively, and revenue from the foreign customers amounted to and 1,016,788 million Won, 1,120,257 million Won and 1,311,169 million Won, respectively. Of the Group’s non-current assets (investments in joint ventures and associates, investment properties, premises and equipment and intangible assets), non-current assets attributed to domestic subsidiaries as of December 31, 2016, 2017 and 2018 are 3,498,327 million Won, 3,550,764 million Won and 3,551,924 million Won, respectively, and foreign subsidiaries are 240,946 million Won, 233,732 million Won and 236,050 million Won, respectively.

(4) Information about major customers

The Group does not have any single customer that generates 10% or more of the Group’s total revenue.